Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Bharat Dynamics Ltd.	213,631	$5,034,127
Data Patterns India Ltd.(a)	58,417	1,948,142
Garden Reach Shipbuilders & Engineers Ltd.	66,378	2,332,776
Paras Defence & Space Technologies Ltd.(a)	36,362	682,804
Zen Technologies Ltd.	102,599	2,571,932
		12,569,781
Air Freight & Logistics — 0.8%
Blue Dart Express Ltd.	13,773	1,066,125
Delhivery Ltd.(a)	1,212,005	5,075,876
Transport Corp. of India Ltd.	54,040	710,368
TVS Supply Chain Solutions Ltd./India, NVS(a)	260,334	384,548
		7,236,917
Automobile Components — 4.9%
Apollo Tyres Ltd.	664,101	3,653,662
Asahi India Glass Ltd.	169,006	1,479,923
ASK Automotive Ltd.	112,973	596,895
Banco Products India Ltd.	98,951	660,891
Ceat Ltd.	46,906	2,072,715
CIE Automotive India Ltd.	308,533	1,622,988
Dynamatic Technologies Ltd.	7,689	616,658
Endurance Technologies Ltd.(b)	80,701	2,292,698
Exide Industries Ltd.	991,300	4,485,170
Gabriel India Ltd.	149,050	1,148,762
JBM Auto Ltd., NVS	110,306	925,772
JK Tyre & Industries Ltd.	253,932	1,108,977
Minda Corp. Ltd.	194,416	1,189,237
Motherson Sumi Wiring India Ltd.	4,090,211	2,772,631
Pricol Ltd.(a)	167,415	880,882
Sansera Engineering Ltd.(b)	99,912	1,590,924
Sharda Motor Industries Ltd.	23,621	525,451
Shriram Pistons & Rings Ltd.	30,813	888,351
Sundaram Clayton Ltd., NVS	17,069	494,972
Sundaram Finance Holdings Ltd.	209,431	925,510
Sundram Fasteners Ltd.	243,142	2,915,964
Suprajit Engineering Ltd.	160,091	783,597
TVS Holdings Ltd.	11,794	1,634,442
UNO Minda Ltd.	468,589	5,512,101
Varroc Engineering Ltd.(a)(b)	88,697	548,889
ZF Commercial Vehicle Control Systems India Ltd.	17,711	2,766,070
		44,094,132
Automobiles — 0.1%
Ola Electric Mobility Ltd.(a)	2,052,924	1,223,760
Banks — 3.0%
Bandhan Bank Ltd.(b)	1,843,295	3,669,753
City Union Bank Ltd.	845,342	1,936,442
Equitas Small Finance Bank Ltd.(b)	1,279,788	952,133
Federal Bank Ltd.	4,223,060	9,986,482
Jammu & Kashmir Bank Ltd. (The)	1,028,220	1,250,337
Karnataka Bank Ltd. (The)	424,934	984,005
Karur Vysya Bank Ltd. (The)	922,101	2,391,930
RBL Bank Ltd.(b)	1,047,605	2,613,325
South Indian Bank Ltd. (The)	2,935,179	1,012,918
Tamilnad Mercantile Bank Ltd., NVS	177,851	932,380
Ujjivan Small Finance Bank Ltd.(b)	2,186,069	1,100,491
		26,830,196
Beverages — 0.8%
Allied Blenders & Distillers Ltd.(a)	133,355	624,121
Radico Khaitan Ltd.	170,272	5,048,025
Security	Shares	Value
Beverages (continued)
Tilaknagar Industries Ltd.	247,470	$1,076,274
		6,748,420
Biotechnology — 0.4%
Biocon Ltd.	976,946	3,839,233
Broadline Retail — 0.2%
RattanIndia Enterprises Ltd.(a)	811,658	443,358
Shoppers Stop Ltd.(a)	91,524	544,064
V-Mart Retail Ltd.(a)	22,642	902,153
		1,889,575
Building Products — 1.2%
Blue Star Ltd.	310,561	5,567,273
Cera Sanitaryware Ltd.	13,469	1,002,240
Electrosteel Castings Ltd.	720,510	866,858
Greenlam Industries Ltd.	145,751	450,553
Kajaria Ceramics Ltd.	205,025	2,494,639
		10,381,563
Capital Markets — 5.7%
360 ONE WAM Ltd.	365,353	4,266,151
Aditya Birla Sun Life Asset Management Co. Ltd.	132,491	1,158,088
Anand Rathi Wealth Ltd.	86,812	1,905,251
Angel One Ltd.	105,127	3,737,077
Authum Investment & Infrastucture Ltd.	78,934	2,199,471
Central Depository Services India Ltd.	237,969	4,261,215
Choice International Ltd.(a)	139,181	1,142,597
CRISIL Ltd.	42,637	2,615,617
Edelweiss Financial Services Ltd.	1,318,694	1,676,774
ICRA Ltd.	10,092	795,280
IIFL Securities Ltd.	288,760	1,035,180
Indian Energy Exchange Ltd.(b)	1,010,125	2,371,915
JM Financial Ltd.	893,122	1,333,949
Kfin Technologies Ltd.	200,222	2,530,931
Maharashtra Scooters Ltd.	6,397	1,000,899
Motilal Oswal Financial Services Ltd.	348,321	3,302,930
Multi Commodity Exchange of India Ltd.	57,739	4,463,990
Nippon Life India Asset Management Ltd.(b)	370,608	3,213,451
Nuvama Wealth Management Ltd., NVS	33,437	2,816,050
Prudent Corporate Advisory Services Ltd., NVS	43,519	1,501,590
Tata Investment Corp. Ltd.	29,524	2,323,422
UTI Asset Management Co. Ltd.	102,959	1,433,610
		51,085,438
Chemicals — 7.5%
Aarti Industries Ltd.	423,931	2,327,403
Akzo Nobel India Ltd.	21,643	846,991
Alkyl Amines Chemicals	35,592	811,129
Anupam Rasayan India Ltd.	51,366	603,959
Archean Chemical Industries Ltd., NVS	129,787	950,096
Atul Ltd.	30,974	2,585,113
Balaji Amines Ltd.	26,855	455,836
BASF India Ltd.	25,283	1,540,566
Bayer CropScience Ltd.	31,029	2,061,062
Carborundum Universal Ltd.	267,130	3,101,819
Castrol India Ltd.	924,128	2,338,294
Chambal Fertilisers and Chemicals Ltd.	374,823	2,416,841
Chemplast Sanmar Ltd.(a)	166,470	825,749
Clean Science & Technology Ltd.	58,423	1,058,941
DCM Shriram Ltd.	54,416	684,136
Deepak Fertilisers & Petrochemicals Corp. Ltd.	146,038	2,534,079
Deepak Nitrite Ltd.	126,268	2,993,810
Dhanuka Agritech Ltd.	30,402	586,568
EID Parry India Ltd.(a)	204,123	2,268,035

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Epigral Ltd.	29,244	$608,890
Fine Organic Industries Ltd.	17,852	977,374
Finolex Industries Ltd.	576,719	1,472,751
Galaxy Surfactants Ltd.	24,716	666,591
Garware Hi-Tech Films Ltd.	18,573	1,021,374
GHCL Ltd.	143,692	1,029,932
Gujarat Fluorochemicals Ltd.	63,541	2,641,928
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	187,795	1,177,192
Gujarat State Fertilizers & Chemicals Ltd.	508,623	1,190,401
Gulf Oil Lubricants India Ltd.	40,429	561,284
Himadri Speciality Chemical Ltd.	401,734	2,222,052
Indigo Paints Ltd.	50,062	632,469
Jubilant Ingrevia Ltd.	165,739	1,362,144
Kansai Nerolac Paints Ltd.	469,644	1,393,383
Laxmi Organic Industries Ltd.	193,801	462,715
Navin Fluorine International Ltd.	69,151	3,445,741
Neogen Chemicals Ltd.	27,746	545,349
Paradeep Phosphates Ltd., NVS(b)	857,900	1,729,080
PCBL Ltd.	394,914	1,842,924
Rain Industries Ltd.	418,149	690,428
Rallis India Ltd.	204,994	768,062
Rashtriya Chemicals & Fertilizers Ltd.	320,694	561,667
Sudarshan Chemical Industries Ltd.	101,211	1,396,600
Sumitomo Chemical India Ltd.	287,153	1,702,522
Supreme Petrochem Ltd., NVS	154,245	1,289,267
Tata Chemicals Ltd.	324,818	3,369,817
Vinati Organics Ltd.	61,003	1,317,017
		67,069,381
Commercial Services & Supplies — 0.6%
Bluspring Enterprises Ltd., NVS	132,971	249,316
CMS Info Systems Ltd.	362,653	2,086,239
Doms Industries Ltd.	42,249	1,210,115
ION Exchange India Ltd., NVS	187,746	1,195,462
SIS Ltd.(a)	102,000	423,888
		5,165,020
Communications Equipment — 0.4%
Astra Microwave Products Ltd.	108,721	1,392,448
Sterlite Technologies Ltd.(a)	551,365	464,339
Tejas Networks Ltd.(a)(b)	162,129	1,362,395
		3,219,182
Construction & Engineering — 4.2%
Afcons Infrastructure Ltd.(a)	256,386	1,269,105
Ahluwalia Contracts India Ltd.	71,672	817,183
Ashoka Buildcon Ltd.(a)	297,814	767,294
Bondada Engineering Ltd.	76,244	443,908
Dilip Buildcon Ltd.(b)	67,952	391,501
Engineers India Ltd.	653,007	1,755,049
G R Infraprojects Ltd.	55,303	828,994
GMR Power & Urban Infra Ltd.(a)	419,916	563,636
HG Infra Engineering Ltd.	45,971	602,983
Hindustan Construction Co. Ltd.(a)	3,214,365	1,271,295
Inox Green Energy Services Ltd.(a)	258,086	553,859
IRB Infrastructure Developers Ltd., NVS	4,230,346	2,541,011
IRCON International Ltd.(b)	766,149	1,713,008
ITD Cementation India Ltd.	179,632	1,502,074
J Kumar Infraprojects Ltd.	88,252	730,905
Kalpataru Projects International Ltd.	275,288	3,672,141
KEC International Ltd.	308,824	3,006,804
KNR Constructions Ltd.	356,777	878,523
Man Infraconstruction Ltd.	261,613	502,763
NBCC India Ltd.	2,195,723	3,172,505
Security	Shares	Value
Construction & Engineering (continued)
NCC Ltd./India	942,694	$2,551,982
PNC Infratech Ltd.	268,324	916,764
Power Mech Projects Ltd.	32,679	1,188,652
Praj Industries Ltd.	277,514	1,559,103
Sterling and Wilson Renewable(a)	273,046	902,093
Techno Electric & Engineering Co. Ltd.	121,957	2,012,488
Waaree Renewable Technologies Ltd., NVS	61,206	756,539
Welspun Enterprises Ltd.	94,852	560,436
		37,432,598
Construction Materials — 1.6%
Birla Corp. Ltd.	62,778	1,008,929
India Cements Ltd. (The)(a)	109,520	406,157
JK Cement Ltd.	80,738	5,196,093
JK Lakshmi Cement Ltd.	137,366	1,360,809
Nuvoco Vistas Corp. Ltd.(a)	248,711	1,041,563
Orient Cement Ltd.	212,129	868,531
Prism Johnson Ltd.(a)	294,003	497,482
Ramco Cements Ltd. (The)	247,715	2,828,027
Rhi Magnesita India Ltd.	145,936	786,489
Star Cement Ltd.(a)	238,334	606,313
		14,600,393
Consumer Finance — 2.4%
Cholamandalam Financial Holdings Ltd.	218,618	4,773,655
CreditAccess Grameen Ltd.	130,448	1,747,301
Five-Star Business Finance Ltd., NVS(a)	444,703	3,693,056
Mahindra & Mahindra Financial Services Ltd.	1,288,862	3,938,126
Manappuram Finance Ltd.	1,181,626	3,298,417
MAS Financial Services Ltd.(b)	147,959	509,840
Poonawalla Fincorp Ltd.(a)	539,026	2,548,317
SBFC Finance Ltd., NVS(a)	877,251	1,159,185
		21,667,897
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	167,890	1,896,567
Containers & Packaging — 0.3%
AGI Greenpac Ltd.	43,547	429,412
EPL Ltd.	334,151	965,343
Time Technoplast Ltd.	241,264	1,066,711
		2,461,466
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd., NVS	186,612	717,549
Diversified Telecommunication Services — 0.4%
HFCL Ltd.	1,839,334	1,885,221
Railtel Corp. of India Ltd.	224,506	1,046,689
Tata Teleservices Maharashtra Ltd.(a)	1,128,999	962,963
		3,894,873
Electric Utilities — 0.8%
CESC Ltd.	1,381,930	2,624,155
Reliance Infrastructure Ltd.(a)	504,193	1,948,982
SJVN Ltd.	1,841,668	2,073,512
		6,646,649
Electrical Equipment — 4.5%
Amara Raja Energy & Mobility Ltd.	254,674	3,070,049
Elecon Engineering Co. Ltd.	180,661	1,403,925
Finolex Cables Ltd.	159,823	1,819,398
GE Vernova T&D India Ltd.	297,487	7,807,735
Graphite India Ltd.	158,377	1,012,489
HBL Engineering Ltd.	258,116	1,812,525
HEG Ltd.	179,714	1,100,853
Inox Wind Energy Ltd.(a)	5,648	764,327

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Inox Wind Ltd.(a)	1,372,493	$3,132,911
KEI Industries Ltd.	144,128	6,090,489
Olectra Greentech Ltd.	95,968	1,381,534
RR Kabel Ltd., NVS	78,914	1,316,761
Schneider Electric Infrastructure Ltd.(a)	111,844	983,877
TD Power Systems Ltd.	238,056	1,451,130
Transformers & Rectifiers India Ltd.	243,421	1,487,604
Triveni Turbine Ltd.	333,623	2,269,447
V-Guard Industries Ltd.	449,654	1,994,918
Voltamp Transformers Ltd.	15,303	1,484,716
		40,384,688
Electronic Equipment, Instruments & Components — 1.6%
Avalon Technologies Ltd., NVS(a)(b)	62,939	634,189
Cyient DLM Ltd., NVS(a)	94,828	536,789
Genus Power Infrastructures Ltd.	208,519	965,433
Kaynes Technology India Ltd., NVS(a)	59,674	4,174,911
PG Electroplast Ltd.	329,505	2,973,294
Redington Ltd.	1,363,128	4,126,712
Syrma SGS Technology Ltd.	142,910	901,817
		14,313,145
Entertainment — 0.6%
Nazara Technologies Ltd.(a)	70,930	1,075,168
PVR Inox Ltd.(a)	172,360	1,984,691
Saregama India Ltd.	181,551	1,151,357
Tips Industries Ltd.	103,023	783,266
		4,994,482
Financial Services — 4.8%
Aadhar Housing Finance Ltd.(a)	249,564	1,297,549
Aavas Financiers Ltd.(a)	92,119	1,986,589
Aptus Value Housing Finance India Ltd.	526,627	2,099,379
Can Fin Homes Ltd.	186,190	1,718,129
Home First Finance Co. India Ltd.(b)	188,896	2,818,203
IFCI Ltd.(a)	1,512,601	1,194,998
IIFL Finance Ltd.(a)	539,645	2,750,762
India Shelter Finance Corp. Ltd.(a)	87,277	891,430
Infibeam Avenues Ltd.	2,916,869	739,227
JSW Holdings Ltd./India(a)	7,687	2,074,841
L&T Finance Ltd.	1,739,192	3,487,833
LIC Housing Finance Ltd.	705,192	4,924,723
One 97 Communications Ltd., NVS(a)	668,147	6,958,885
Piramal Enterprises Ltd.	233,895	3,034,830
PNB Housing Finance Ltd.(a)(b)	362,611	4,435,609
Sammaan Capital Ltd.	1,360,870	1,976,327
		42,389,314
Food Products — 2.3%
Avanti Feeds Ltd.	94,543	933,868
AWL Agri Business Ltd.(a)	755,014	2,431,071
Balrampur Chini Mills Ltd.	279,045	1,927,465
Bikaji Foods International Ltd.	143,785	1,288,303
Bombay Burmah Trading Co.	40,500	958,009
CCL Products India Ltd.	171,564	1,775,408
Dodla Dairy Ltd., NVS	55,860	803,535
Godrej Agrovet Ltd.(b)	89,354	797,739
Gujarat Ambuja Exports Ltd.	317,679	432,569
Heritage Foods Ltd.	96,216	456,110
Hindustan Foods Ltd.(a)	80,282	514,168
Kaveri Seed Co. Ltd.	47,834	806,177
KRBL Ltd.	130,938	540,909
LT Foods Ltd.	322,678	1,660,652
Manorama Industries Ltd.	42,027	718,779
Mrs Bectors Food Specialities Ltd.	71,032	1,212,195
Security	Shares	Value
Food Products (continued)
Piccadily Agro Industries Ltd., NVS(a)	53,012	$360,486
Shree Renuka Sugars Ltd.(a)	1,492,598	573,830
Triveni Engineering & Industries Ltd.	182,084	933,781
Zydus Wellness Ltd.	44,547	1,015,604
		20,140,658
Gas Utilities — 1.0%
Gujarat Gas Ltd.	319,922	1,722,528
Gujarat State Petronet Ltd.	654,942	2,518,601
Indraprastha Gas Ltd.	1,296,568	3,135,055
Mahanagar Gas Ltd.	113,477	1,759,241
		9,135,425
Ground Transportation — 0.1%
VRL Logistics Ltd.	80,091	532,659
Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.	82,540	2,180,006
Health Care Providers & Services — 3.8%
Aster DM Healthcare Ltd.(b)	520,805	3,405,879
Dr Agarwal's Health Care Ltd.(a)	183,502	725,860
Dr Lal PathLabs Ltd.(b)	86,997	2,832,270
Entero Healthcare Solutions Ltd.(a)	40,576	569,321
Fortis Healthcare Ltd.	1,140,289	9,424,199
Global Health Ltd., NVS(a)	187,972	2,608,662
HealthCare Global Enterprises Ltd.(a)	95,543	605,518
Jupiter Life Line Hospitals Ltd.	53,830	921,189
Kovai Medical Center and Hospital	10,114	730,755
Krishna Institute of Medical Sciences Ltd.(a)(b)	557,880	4,460,758
Metropolis Healthcare Ltd.(a)(b)	60,097	1,182,266
Narayana Hrudayalaya Ltd.	165,907	3,380,620
Rainbow Children's Medicare Ltd.	117,762	1,929,874
Vijaya Diagnostic Centre Pvt Ltd.	119,435	1,335,943
		34,113,114
Hotels, Restaurants & Leisure — 2.3%
Chalet Hotels Ltd.(a)	175,302	1,880,001
Devyani International Ltd.(a)	986,172	1,935,890
EIH Ltd.	510,469	2,206,511
ITC Hotels Ltd.(a)	1,457,491	3,685,345
Juniper Hotels Ltd.(a)	128,062	460,245
Le Travenues Technology Ltd.(a)	317,274	654,890
Lemon Tree Hotels Ltd.(a)(b)	1,105,662	1,802,093
Mahindra Holidays & Resorts India Ltd.(a)	141,234	596,898
Restaurant Brands Asia Ltd.(a)	1,149,288	1,092,692
Sapphire Foods India Ltd.(a)	562,412	2,093,882
Tbo Tek Ltd.(a)	88,119	1,343,410
Thomas Cook India Ltd.	372,505	752,222
Westlife Foodworld Ltd.(a)	143,986	1,126,488
Wonderla Holidays Ltd.	59,549	458,355
		20,088,922
Household Durables — 1.9%
Amber Enterprises India Ltd.(a)	47,167	3,581,606
Bajaj Electricals Ltd.	91,539	735,205
Cello World Ltd., NVS	102,654	739,193
Crompton Greaves Consumer Electricals Ltd.	1,496,015	6,177,851
Eureka Forbes Ltd.(a)	158,474	1,189,587
Orient Electric Ltd.	299,043	793,757
Sheela Foam Ltd.(a)	90,649	665,767
Symphony Ltd.	40,097	571,478
TTK Prestige Ltd.	96,762	704,132
Whirlpool of India Ltd.	147,337	2,132,426
		17,291,002

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.2%
Jyothy Labs Ltd.	340,995	$1,375,132
Independent Power and Renewable Electricity Producers — 1.3%
Acme Solar Holdings Ltd.	281,208	867,055
Jaiprakash Power Ventures Ltd.(a)	7,948,400	1,443,969
KPI Green Energy Ltd.(b)	207,342	1,184,838
NLC India Ltd.	804,328	2,275,929
PTC India Ltd.	510,597	1,052,469
RattanIndia Power Ltd.(a)	6,239,239	830,363
Reliance Power Ltd.(a)	6,072,056	4,124,417
		11,779,040
Industrial Conglomerates — 0.9%
3M India Ltd.	6,558	2,245,524
Apar Industries Ltd.	41,916	3,979,752
Nava Ltd.	294,628	1,696,432
		7,921,708
Insurance — 1.9%
Go Digit General Insurance Ltd.(a)	536,907	2,168,099
Max Financial Services Ltd.(a)	641,553	11,272,058
Religare Enterprises Ltd.(a)	231,138	623,772
Star Health & Allied Insurance Co. Ltd.(a)	547,422	3,063,382
		17,127,311
Interactive Media & Services — 0.1%
Just Dial Ltd.(a)	49,001	508,757
IT Services — 3.5%
Black Box Ltd.(a)	76,055	459,133
Coforge Ltd.	147,636	14,782,147
Cyient Ltd.	194,773	3,073,679
Digitide Solutions Ltd., NVS	132,971	249,316
Happiest Minds Technologies Ltd.	176,162	1,224,727
Hexaware Technologies Ltd.	282,419	2,835,402
Mastek Ltd.	36,174	984,034
Sonata Software Ltd.	390,735	1,868,839
STL Networks Ltd., NVS	571,254	172,628
Tata Technologies Ltd.	329,927	2,985,471
Zensar Technologies Ltd.	265,474	2,588,431
		31,223,807
Life Sciences Tools & Services — 0.9%
Akums Drugs & Pharmaceuticals Ltd.(a)	70,862	475,207
Indegene Ltd.(a)	139,426	979,621
Onesource Specialty Pharma Ltd., NVS(a)	106,307	2,391,467
SAI Life Sciences Ltd.(a)(b)	145,287	1,286,350
Syngene International Ltd.(b)	421,987	3,192,995
		8,325,640
Machinery — 5.8%
Action Construction Equipment Ltd.	97,154	1,419,237
AIA Engineering Ltd.	97,552	3,988,946
Anup Engineering Ltd. (The)	23,370	758,705
Azad Engineering Ltd., NVS(a)	59,987	1,243,580
Balu Forge Industries Ltd.	74,993	616,493
BEML Ltd., (Acquired 09/19/22, Cost: $1,058,361)(c)	43,764	2,166,368
Craftsman Automation Ltd.	27,881	1,825,957
Elgi Equipments Ltd.	444,665	2,783,074
ESAB India Ltd.	10,539	619,745
Force Motors Ltd.	10,679	1,580,220
GMM Pfaudler Ltd.	68,086	901,685
Greaves Cotton Ltd.	209,371	489,335
Grindwell Norton Ltd.	102,535	2,156,269
Happy Forgings Ltd.	55,758	634,439
Ingersoll Rand India Ltd.	18,027	826,193
Security	Shares	Value
Machinery (continued)
Inox India Ltd., NVS(a)	53,024	$740,910
ISGEC Heavy Engineering Ltd.	60,281	855,376
Jain Irrigation Systems Ltd.(a)	686,725	459,135
Jupiter Wagons Ltd., NVS	295,921	1,370,246
Jyoti CNC Automation Ltd.(a)	158,538	2,402,483
Kennametal India Ltd.	13,274	391,527
Kirloskar Brothers Ltd.	55,735	1,181,746
Kirloskar Oil Engines Ltd.	186,090	1,971,437
Kirloskar Pneumatic Co. Ltd., NVS	82,537	1,211,046
KSB Ltd.	142,541	1,412,263
Lloyds Engineering Works Ltd., NVS	1,237,986	884,442
LMW Ltd.	7,447	1,452,867
MTAR Technologies Ltd.(a)	50,033	961,250
Rolex Rings Ltd.(a)	31,799	596,485
Shaily Engineering Plastics Ltd.	47,687	1,125,212
Shakti Pumps India Ltd.	112,591	1,128,880
SKF India Ltd.	57,236	3,146,263
Tega Industries Ltd., NVS	38,789	748,744
Texmaco Rail & Engineering Ltd.	459,674	855,996
Timken India Ltd.	87,011	3,179,304
Titagarh Rail System Ltd.	187,285	1,954,197
Vesuvius India Ltd.	21,223	1,473,435
		51,513,490
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	385,258	908,179
Media — 0.9%
Affle 3i Ltd.(a)	146,476	2,972,857
Network18 Media & Investments Ltd.(a)	1,283,346	818,617
Sun TV Network Ltd.	230,714	1,698,793
Zee Entertainment Enterprises Ltd.	1,778,971	2,711,950
		8,202,217
Metals & Mining — 2.8%
Godawari Power and Ispat Ltd.	539,558	1,203,661
Gravita India Ltd.	68,375	1,466,163
Hindustan Copper Ltd.	677,869	1,965,341
Jai Balaji Industries Ltd.(a)	427,034	527,582
Jindal Saw Ltd.	520,491	1,292,184
Kirloskar Ferrous Industries Ltd.	153,008	1,033,954
Maharashtra Seamless Ltd.	95,056	769,773
Mishra Dhatu Nigam Ltd.(b)	110,271	547,196
MOIL Ltd.	143,213	633,200
National Aluminium Co. Ltd.	1,922,189	4,061,205
NMDC Steel Ltd., NVS(a)	1,720,445	767,417
PTC Industries Ltd., NVS(a)	10,446	1,872,646
Ramkrishna Forgings Ltd.	188,223	1,335,893
Ratnamani Metals & Tubes Ltd.	65,149	2,162,862
Sandur Manganese & Iron Ores Ltd. (The)	95,365	539,849
Sarda Energy & Minerals Ltd., NVS	207,846	1,063,190
Surya Roshni Ltd., NVS	153,206	592,251
Usha Martin Ltd.	321,294	1,166,488
Welspun Corp. Ltd.	210,985	2,314,082
		25,314,937
Office REITs — 1.5%
Brookfield India Real Estate Trust(b)	706,115	2,524,438
Embassy Office Parks REIT	1,982,353	8,841,149
Mindspace Business Parks REIT(b)	494,009	2,281,186
		13,646,773
Oil, Gas & Consumable Fuels — 0.8%
Aegis Logistics Ltd.	326,583	3,046,472
Chennai Petroleum Corp. Ltd.	119,942	948,837

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Great Eastern Shipping Co. Ltd. (The)	230,796	$2,511,869
Gujarat Mineral Development Corp. Ltd.	185,694	776,877
		7,284,055
Paper & Forest Products — 0.6%
Aditya Birla Real Estate Ltd.	116,796	2,976,428
Century Plyboards India Ltd.	129,555	1,180,068
JK Paper Ltd.	179,615	769,363
		4,925,859
Passenger Airlines — 0.1%
SpiceJet Ltd.(a)	1,450,134	762,791
Personal Care Products — 0.7%
Emami Ltd.	456,431	3,119,170
Gillette India Ltd.	15,146	1,669,147
Honasa Consumer Ltd., NVS(a)	299,460	1,108,446
		5,896,763
Pharmaceuticals — 7.3%
Aarti Pharmalabs Ltd., NVS	104,855	1,119,306
Aether Industries Ltd., NVS(a)	63,215	551,686
Ajanta Pharma Ltd.	101,290	2,976,585
Alembic Pharmaceuticals Ltd.	115,292	1,372,993
Alivus Life Sciences Ltd.(a)	71,388	869,070
AMI Organics Ltd.	115,320	1,586,933
AstraZeneca Pharma India Ltd.	11,524	1,074,955
Caplin Point Laboratories Ltd.	43,882	1,105,831
Cohance Lifesciences Ltd.(a)	236,704	2,898,011
Concord Biotech Ltd., NVS	60,198	1,232,538
Eris Lifesciences Ltd.(b)	109,009	2,016,567
FDC Ltd./India	113,088	580,753
Gland Pharma Ltd.(b)	87,912	1,633,361
GlaxoSmithKline Pharmaceuticals Ltd.	98,558	3,802,033
Glenmark Pharmaceuticals Ltd.	327,007	5,571,378
Granules India Ltd.	309,248	1,919,724
Hikal Ltd.	83,021	360,996
Ipca Laboratories Ltd.	324,242	5,403,700
JB Chemicals & Pharmaceuticals Ltd., NVS	162,264	3,177,429
Jubilant Pharmova Ltd., Class A	148,821	2,043,677
Laurus Labs Ltd.(b)	816,062	5,819,395
Marksans Pharma Ltd.	469,575	1,436,958
Natco Pharma Ltd.	188,274	1,943,248
Neuland Laboratories Ltd.	17,880	2,402,821
Piramal Pharma Ltd., NVS	1,393,647	3,363,005
Procter & Gamble Health Ltd.	17,210	1,155,981
Sanofi Consumer Healthcare India Ltd., NVS	18,629	1,148,300
Sanofi India Ltd.	18,857	1,365,847
Shilpa Medicare Ltd.(a)	102,256	1,079,511
Strides Pharma Science Ltd.	150,123	1,423,897
Wockhardt Ltd.(a)	169,958	2,915,570
		65,352,059
Professional Services — 1.7%
BLS International Services Ltd.	287,028	1,366,581
Computer Age Management Services Ltd.	109,117	5,057,915
eClerx Services Ltd.	50,070	2,073,845
eMudhra Ltd.	65,782	596,112
Firstsource Solutions Ltd.	732,621	3,180,478
International Gemmological Institute India Ltd.	66,299	301,491
Latent View Analytics Ltd.(a)	119,878	583,116
Quess Corp. Ltd.(b)	139,967	513,172
RITES Ltd.	279,194	906,901
Sagility India Ltd.(a)	1,631,696	754,750
		15,334,361
Security	Shares	Value
Real Estate Management & Development — 1.9%
Anant Raj Ltd.	278,673	$1,831,740
Brigade Enterprises Ltd.	312,069	3,996,079
Embassy Developments Ltd.(a)	1,236,476	1,612,571
Keystone Realtors Ltd.	72,289	458,622
Mahindra Lifespace Developers Ltd.	182,494	740,882
Max Estates Ltd.(a)	128,070	786,315
NESCO Ltd.	49,496	535,708
Puravankara Ltd.(a)	138,491	430,301
Raymond Ltd.	75,206	554,491
Raymond Realty Ltd., NVS	79,361	963,832
SignatureGlobal India Ltd.(a)	66,275	938,960
Sobha Ltd.	111,801	1,877,424
Sunteck Realty Ltd.	119,241	579,657
TARC Ltd.(a)	204,027	408,289
Valor Estate Ltd.(a)	379,535	856,164
		16,571,035
Semiconductors & Semiconductor Equipment — 0.2%
Borosil Renewables Ltd.(a)	121,974	773,871
Websol Energy System Ltd.(a)	68,652	1,170,643
		1,944,514
Software — 1.9%
AurionPro Solutions Ltd.	51,600	803,031
Birlasoft Ltd.	389,766	1,826,468
CE Info Systems Ltd.	38,349	868,371
Intellect Design Arena Ltd.	194,090	2,662,320
KPIT Technologies Ltd.	381,207	5,967,338
Newgen Software Technologies Ltd.	147,362	2,132,946
Rategain Travel Technologies Ltd.(a)	124,654	647,346
Tanla Platforms Ltd.	153,090	1,107,757
Zaggle Prepaid Ocean Services Ltd.(a)	137,262	695,688
		16,711,265
Specialty Retail — 1.0%
Aditya Birla Fashion and Retail Ltd.(a)	1,134,195	1,139,045
Aditya Vision Ltd., NVS(b)	118,836	567,299
Arvind Fashions Ltd.	185,282	998,792
Cartrade Tech Ltd.(a)	94,072	1,709,257
Ethos Ltd., NVS(a)	26,198	873,166
Go Fashion India Ltd.(a)	63,126	629,126
PC Jeweller Ltd.(a)	4,511,387	661,161
Redtape Ltd./India	327,404	514,084
Senco Gold Ltd., NVS	133,121	593,776
Thanga Mayil Jewellery Ltd., NVS	25,544	576,394
V2 Retail Ltd.(a)	27,162	591,185
		8,853,285
Technology Hardware, Storage & Peripherals — 0.1%
Netweb Technologies India Ltd., NVS	39,143	915,149
Textiles, Apparel & Luxury Goods — 2.8%
Aditya Birla Lifestyle Brands Ltd., NVS	892,108	1,782,131
Alok Industries Ltd.(a)	2,844,793	653,640
Arvind Ltd.	365,031	1,528,501
Bata India Ltd.	120,197	1,776,054
Campus Activewear Ltd.	212,896	726,466
Ganesha Ecosphere Ltd.	32,939	591,624
Garware Technical Fibres Ltd.	103,799	1,042,898
Gokaldas Exports Ltd.(a)	132,089	1,532,451
Indo Count Industries Ltd.	157,795	538,814
KPR Mill Ltd.	238,060	3,138,030
PDS Ltd.	82,711	424,622
Pearl Global Industries Ltd.	37,359	637,596
Rajesh Exports Ltd.(a)	204,594	481,072

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Raymond Lifestyle Ltd., NVS(a)	64,433	$769,873
Relaxo Footwears Ltd.	173,834	887,945
Safari Industries India Ltd.	51,118	1,380,150
Swan Energy Ltd.	255,244	1,294,947
Trident Ltd.	2,978,550	1,109,087
Vaibhav Global Ltd.	136,010	404,569
Vardhman Textiles Ltd.	235,184	1,352,890
Vedant Fashions Ltd.	141,754	1,321,597
VIP Industries Ltd.(a)	148,323	627,696
Welspun Living Ltd.	445,755	692,093
		24,694,746
Tobacco — 0.3%
Godfrey Phillips India Ltd.	28,996	2,955,799
Trading Companies & Distributors — 0.3%
IndiaMART Intermesh Ltd.(b)	70,080	1,912,486
MSTC Ltd.	57,256	372,568
Refex Industries Ltd.(a)	121,689	647,975
		2,933,029
Transportation Infrastructure — 0.1%
Gujarat Pipavav Port Ltd.	619,626	1,131,829
Water Utilities — 0.2%
VA Tech Wabag Ltd.(a)	101,158	1,927,146
Total Common Stocks — 100.0% (Cost: $632,567,289)		892,274,681
Security	Shares	Value
Rights
Real Estate Management & Development — 0.0%
Mahindra Lifespace Developers Ltd. (Expires 06/24/25, Strike Price INR 257.00 )(a)	68,435	$71,894
Total Rights — 0.0% (Cost: $—)		71,894
Total Investments — 100.0% (Cost: $632,567,289)		892,346,575
Other Assets Less Liabilities — 0.0%		150,399
Net Assets — 100.0%		$892,496,974

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,166,368, representing 0.2% of its net assets as of period end, and an original cost of $1,058,361.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$12,490,000	$—	$(12,490,000)(b)	$—	$—	$—	—	$895,541	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	10	06/26/25	$498	$433
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$26,430,083	$865,844,598	$—	$892,274,681
Rights	—	71,894	—	71,894
	$26,430,083	$865,916,492	$—	$892,346,575
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$433	$—	$433

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust